Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (41)	€ (48)
Additions charged to earnings	(9)	(7)
Unused amounts reversed through the income statement	8	4
Disposal of business	4
Used during the year	5	10
Ending balance	€ (34)	€ (41)